Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Maximum Exposure to Loss Relating to Non-consolidated VIEs
The following table sets forth certain information regarding the VIEs in which the Company holds a variable interest but does not consolidate. The assets recognized on the Company’s Consolidated Statements of Financial Condition related to the Company’s interests in and management, incentive fees and third party costs receivables from these non-consolidated VIEs and the Company’s maximum exposure to loss relating to non-consolidated VIEs as of December 31, 2020 and 2019 were as follows:

	As of December 31,
	2020	2019
Investments	$77,511	$77,927
Receivables	14,322	9,135
Maximum exposure to loss	$91,833	$87,062